U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24F-2

  1.  Name and address of issuer:  The Milestone Funds
                                   One Executive Boulevard
                                   Yonkers, NY 10701

  2. The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the Issuer, check the box but do not list series or classes): (X)

  3.  Investment Company Act File Number: 811-8620
                                          33-81574

4(a)  Last day of fiscal year for which this Form is filed. November 30, 2000

4(b) ( ) Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

4(c) ( ) Check box if this is the last time the Issuer will be filing this Form.

  5.  Calculation of registration fee:

     (i) Aggregate sale price of securities
         sold during the fiscal year pursuant
         to section 24(f):                                      $14,040,055,037
                                                                ---------------

    (ii) Aggregate price of securities
         redeemed or repurchased during the
         fiscal year:                             $(13,751,217,142)
                                                  ----------------

   (iii) Aggregate price of securities
         redeemed or repurchased during any
         prior fiscal year ending no earlier
         than October 11, 1995 that were not
         previously used to reduce registra-
         tion fees payable to the Commission:     $(366,451,992)
                                                  -------------

    (iv) Total available redemption credits
         [add Items 5(ii) and 5 (iii)]:                       = $14,117,669,134
                                                                ---------------

     (v) Net sales -- if Item 5(i) is
         greater than Item 5(iv) [subtract
         Item 5(iv) from Item 5(i)]:                            $   (77,614,097)
                                                                ---------------

---------------------------------------------------------------

    (vi) Redemption credits available for use
         in future years -- if Item 5(i) is
         less than Item 5(iv) [subtract Item
         5(iv) from Item 5(i)]:                   $(77,614,097)
                                                  ------------

---------------------------------------------------------------

   (vii) Multiplier for determining registra-
         tion fee:                                            x $000264
                                                                -------

  (viii) Registration fee due [multiply Item
         5(v) by Item 5(vii)] (enter "0" if
         no fee is due):                                      = $      0
                                                                ---------------

  6.  Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:

      If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:

  7.  Interest due -- if this Form is being
      filed more than 90 days after the end of
      the Issuer's fiscal year:                               + $
                                                                ---------------

  8.  Total of the amount of the registration
      fee due plus any interest due [line 5(viii)
      plus line 7]:                                           = $
                                                                ---------------

  9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

      Method of Delivery: ( ) Wire Transfer
                          ( ) Mail or other means

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:    /S/Jeffrey R. Hanson
       --------------------
       Jeffrey R. Hanson
Title: Secretary
Date:  February 15, 2001